Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major goods/services Line:
Total	$ 84,508	$ 69,895
Operating Segments
Total	84,508	69,895	$ 142,563	$ 132,986	$ 168,284
Gas Commodity [Member]
Major goods/services Line:
Total	14,574	10,947
Operating Segments
Total			23,730	23,968	27,342
Gas Renewable Attributes [Member]
Major goods/services Line:
Total	41,148	21,932
Operating Segments
Total			51,413	40,374	65,895
Gas Service [Member]
Major goods/services Line:
Total	706	483
Electric Commodity [Member]
Major goods/services Line:
Total	19,610	18,702
Operating Segments
Total			35,359	38,503	44,007
Electric service [Member]
Major goods/services Line:
Total	3,430	4,256
Electric Renewable Attributes [Member]
Major goods/services Line:
Total	5,016	6,329
Operating Segments
Total			11,075	9,598	10,017
Construction [Member]
Major goods/services Line:
Total	24	7,246
Operating Segments
Total			$ 9,983	$ 12,497	$ 13,172
RNG [Member]
Operating Segments
Total	56,452	40,607
LFGTE [Member]
Operating Segments
Total	$ 28,056	$ 29,288